Notes to the Statements of Comprehensive Loss (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2023	Dec. 31, 2021
Notes to the statements of comprehensive loss [Line Items]
Percentage of issued and outstanding share	6.50%
Provider services amount		₪ 3,500	₪ 1,456